Condensed Combined Debtors Financial Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 308,948	$ 585,980
Restricted cash	8,500	40,188
Accounts receivable, net	40,909	94,622
Materials and supplies	87,332	95,679
Deferred costs, current	14,892	10,454
Prepaid expenses and other current assets	14,774	13,892
Total current assets	475,355	840,815
Property and equipment, net	4,652,001	4,909,873
Long-term receivable	202,575	202,575
Other assets	33,030	44,944
Total assets	5,362,961	5,998,207
Liabilities and shareholders’ equity:
Accounts payable	11,959	17,870
Accrued expenses	36,174	45,881
Accrued interest	6,088	14,164
Deferred revenue, current	23,966	45,755
Total current liabilities	78,187	620,460
Deferred revenue	12,973	32,233
Other long-term liabilities	32,323	30,655
Total liabilities not subject to compromise	123,483	3,332,007
Liabilities subject to compromise	3,087,677
Total shareholders’ equity	2,151,801	2,666,200	$ 2,692,055	$ 2,578,872
Total liabilities and shareholders’ equity	5,362,961	$ 5,998,207
Debtors
Assets:
Cash and cash equivalents	305,489
Restricted cash	8,500
Accounts receivable, net	40,466
Intercompany receivable	96,488
Materials and supplies	87,332
Deferred costs, current	14,892
Prepaid expenses and other current assets	14,146
Total current assets	567,313
Property and equipment, net	4,651,710
Intercompany loan receivable	27,021
Long-term receivable	202,575
Other assets	30,892
Total assets	5,479,511
Liabilities and shareholders’ equity:
Accounts payable	10,412
Intercompany payable	5,867
Accrued expenses	26,688
Accrued interest	6,088
Deferred revenue, current	23,514
Total current liabilities	72,569
Deferred revenue	12,973
Other long-term liabilities	32,321
Total liabilities not subject to compromise	117,863
Liabilities subject to compromise	3,151,010
Total shareholders’ equity	2,210,638
Total liabilities and shareholders’ equity	$ 5,479,511